NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2023
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 8 - NOTES PAYABLE – BANKS

United States of America

The Company’s U.S subsidiary secured a three-year credit facility with its primary bank in September 2023. The credit facility has a maximum borrowing base limit of $7,500. The borrowing base limitation is equivalent to: (i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The company is required to maintain a fixed charge ratio of 1.00. Borrowings on the credit facility are subject to interest at SOFR plus 2.65% and a minimum annual interest charge of $60. As of December 31, 2023, the Company has not yet borrowed funds under the credit facility and the unused available amount of the line is $7,500.

Europe

The Company has a credit arrangement in Sweden to provide it with up to 4,000 SEK ($398 as of December 31, 2023) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of December 31, 2023 and 2022, the Company had 2,098 SEK and 1,196 SEK ($209 and $115 as of December 31, 2023 and 2022) respectively in outstanding borrowings under the line of credit facility.

On November 2023, the Company entered into a loan agreement with a commercial bank in Spain to provide it with up to €1,000 ($1,099 as of December 31, 2023). Interest rate will be determined by the bank at the time the loan will be taken. The loan agreement expires in November 2024. As of December 31, 2023 the Company had no outstanding balance under the loan agreement.

During the year ended December 31, 2023 the Company has been taking from time to time revolving short term loans from the same commercial bank, of variable amounts. The loans ranged between €250 to €1,415 ($274 and $1,555 as of December 31, 2023) with interest rates between 5.25% to 5.90% and for periods between three to six months. On December 2023, an agreement with the commercial bank was extended, to provide loans up to €1,500 ($1,648 as of December 31, 2023). These loans can be used only for paying different taxes to the Spanish tax authorities. The interest rate is being determined at the time the loans are being taken. The loan agreement can be terminated by both sides at any time. As of December 31, 2023 there are no outstanding balances regarding those loans.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2023, 2022 and 2021, was 4.7%, 2.8% and 4.8% respectively.